(LOSS) INCOME PER SHARE - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
(LOSS) INCOME PER SHARE
Anti-dilutive securities excluded from computation of diluted loss per share	271,620,613	366,148,968	4,200,645